UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

SHORT TERM YIELD PORTFOLIO

FORM N-Q

OCTOBER 31, 2015

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 34.4%
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 2.2%
BMW Finance NV, Senior Notes	0.587%	5/27/16	$800,000	$798,235	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.884%	3/3/17	500,000	499,309	(a)(b)

TOTAL CONSUMER DISCRETIONARY				1,297,544

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.800%	1/15/16	425,000	425,165

Household Products - 1.3%
Kimberly-Clark Corp., Senior Notes	4.279%	12/21/15	750,000	749,425	(b)

TOTAL CONSUMER STAPLES				1,174,590

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron Corp., Senior Notes	0.491%	11/15/17	300,000	299,776	(a)
Shell International Finance BV, Senior Notes	0.762%	5/11/20	248,000	245,535	(a)

TOTAL ENERGY				545,311

FINANCIALS - 27.0%
Banks - 20.0%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	525,000	526,050	(b)
Bank of America N.A., Senior Bonds	0.731%	5/8/17	300,000	299,075	(a)
Bank of Montreal, Senior Notes	0.919%	4/9/18	350,000	350,432	(a)
Bank of Nova Scotia, Senior Notes	0.841%	7/15/16	103,000	103,221	(a)
Bank of Nova Scotia, Senior Notes	0.756%	12/13/16	500,000	500,863	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	0.642%	9/8/17	300,000	297,185	(a)(b)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	274,414
BNP Paribas SA, Senior Notes	0.926%	12/12/16	300,000	300,553	(a)
BPCE SA, Senior Bonds	0.964%	6/17/17	300,000	299,893	(a)
BPCE SA, Senior Bonds	0.936%	6/23/17	250,000	249,825	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	700,000	701,670
Commonwealth Bank of Australia, Senior Notes	0.602%	9/8/17	300,000	298,957	(a)(b)
Credit Agricole SA, Senior Notes	0.881%	6/12/17	300,000	299,350	(a)(b)
DNB Bank ASA, Senior Notes	3.200%	4/3/17	350,000	359,023	(b)
HSBC Bank PLC, Senior Notes	0.961%	5/15/18	300,000	299,508	(a)(b)
ING Bank NV, Senior Notes	4.000%	3/15/16	250,000	253,178	(b)
ING Bank NV, Senior Notes	1.016%	10/1/19	300,000	297,838	(a)(b)
JPMorgan Chase & Co., Senior Notes	0.952%	2/26/16	250,000	250,246	(a)
JPMorgan Chase & Co., Senior Notes	1.220%	1/25/18	300,000	301,266	(a)
Lloyds Bank PLC, Senior Notes	0.856%	3/16/18	255,000	254,317	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.672%	1/30/17	300,000	299,645	(a)
Mizuho Bank Ltd., Senior Notes	0.776%	9/25/17	300,000	298,807	(a)(b)
National Australia Bank Ltd., Senior Notes	0.956%	7/23/18	581,000	580,718	(a)(b)
National Australia Bank of New York, Senior Notes	0.900%	1/20/16	650,000	650,726
Royal Bank of Canada, Senior Notes	0.581%	10/13/17	500,000	498,218	(a)
Standard Chartered PLC, Senior Notes	0.672%	9/8/17	300,000	297,049	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	1.056%	7/23/18	500,000	498,955	(a)
Toronto-Dominion Bank, Senior Notes	0.501%	11/6/15	300,000	300,003	(a)
Toronto-Dominion Bank, Senior Notes	0.491%	7/13/16	700,000	700,119	(a)
Toronto-Dominion Bank, Senior Notes	0.847%	4/30/18	300,000	300,520	(a)
Wells Fargo & Co., Senior Notes	0.592%	9/8/17	300,000	298,901	(a)
Westpac Banking Corp., Senior Notes	0.759%	11/25/16	400,000	400,715	(a)

Total Banks				11,641,240

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	304,858
Bank of New York Mellon Corp., Senior Notes	0.709%	5/22/18	260,000	259,236	(a)
Deutsche Bank AG, Senior Notes	0.795%	5/30/17	360,000	358,375	(a)
Macquarie Bank Ltd., Senior Notes	0.953%	10/27/17	229,000	227,941	(a)(b)

Total Capital Markets				1,150,410

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 1.3%
American Express Credit Corp., Senior Notes	0.619%	9/22/17	$300,000	$298,421	(a)
Caterpillar Financial Services Corp., Senior Notes	0.474%	3/3/17	331,000	330,564	(a)
Toyota Motor Credit Corp., Senior Notes	0.641%	1/12/18	105,000	104,745	(a)

Total Consumer Finance				733,730

Diversified Financial Services - 0.4%
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	233,000	232,970	(b)

Insurance - 3.3%
Metropolitan Life Global Funding I, Secured Bonds	0.521%	7/14/16	300,000	300,131	(a)(b)
Travelers Cos. Inc., Senior Notes	5.500%	12/1/15	1,620,000	1,626,370

Total Insurance				1,926,501

TOTAL FINANCIALS				15,684,851

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Bayer U.S. Finance LLC, Senior Notes	0.607%	10/6/17	200,000	199,222	(a)(b)

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	200,000	200,005

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.9%
International Business Machines Corp., Senior Notes	0.374%	2/5/16	500,000	500,097	(a)

MATERIALS - 0.6%
Metals & Mining - 0.6%
Rio Tinto Finance USA PLC, Senior Notes	1.375%	6/17/16	360,000	360,650

TOTAL CORPORATE BONDS & NOTES (Cost - $20,010,803)				19,962,270

ASSET-BACKED SECURITIES - 11.5%
Ally Master Owner Trust, 2014-5 A1	0.686%	10/15/19	310,000	309,354	(a)
American Express Credit Account Master Trust, 2012-4 A	0.436%	5/15/20	150,000	149,532	(a)
American Express Credit Account Master Trust, 2013-2 A	0.616%	5/17/21	150,000	149,888	(a)
Bank of America Credit Card Trust, 2014-A1 A	0.576%	6/15/21	245,000	244,655	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.486%	1/15/20	620,000	618,908	(a)
Bank of America Credit Card Trust, 2015-A1 A	0.526%	6/15/20	150,000	150,019	(a)
BMW Floorplan Master Owner Trust, 2015-1A A	0.696%	7/15/20	350,000	348,440	(a)(b)
CarMax Auto Owner Trust, 2015-1 A2	0.880%	3/15/18	231,411	231,539
Discover Card Execution Note Trust, 2011-A4 A4	0.546%	5/15/19	310,000	310,225	(a)
Educational Funding of the South Inc., 2011-1 A2	0.970%	4/25/35	149,811	145,526	(a)
Fifth Third Auto Trust, 2014-2 A2B	0.356%	4/17/17	37,102	37,088	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	0.766%	1/15/22	150,000	149,029	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2	0.707%	5/15/20	400,000	398,425	(a)(b)
Golden Credit Card Trust, 2015-1A A	0.636%	2/15/20	260,000	259,072	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.747%	12/10/27	172,138	171,731	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	500,000	498,746
John Deere Owner Trust, 2015-A A2A	0.870%	2/15/18	230,000	230,009
Navient Student Loan Trust, 2014-AA A1	0.676%	5/16/22	142,319	142,010	(a)(b)
Navient Student Loan Trust, 2015-3 A1	0.517%	7/25/30	455,943	452,755	(a)
Nelnet Student Loan Trust, 2015-2A A1	0.467%	3/25/20	253,553	252,891	(a)(b)
Nissan Auto Lease Trust, 2014-B A2B	0.446%	4/17/17	231,966	231,935	(a)
SLM Student Loan Trust, 2010-1 A	0.597%	3/25/25	266,624	261,444	(a)
SLM Student Loan Trust, 2012-5 A2	0.497%	6/25/19	706,236	700,324	(a)
Toyota Auto Receivables Owner Trust, 2015-A A2	0.710%	7/17/17	260,000	260,024

TOTAL ASSET-BACKED SECURITIES (Cost - $6,732,082)				6,703,569

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Federal National Mortgage Association (FNMA), 2012-M11 FA	0.700%	8/25/19	$158,441	$159,359	(a)
Federal National Mortgage Association (FNMA), 2014-M5 FA	0.555%	1/25/17	136,982	137,078	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.495%	12/25/17	226,500	226,711	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.601%	12/20/60	153,342	152,378	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.701%	12/20/60	269,275	268,390	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.651%	2/20/61	296,930	296,438	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.681%	3/20/61	156,793	156,253	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.701%	3/20/61	76,804	76,554	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.671%	8/20/61	77,840	77,122	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA	0.801%	1/20/62	302,635	302,804	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK	0.694%	10/20/65	600,000	599,494	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,455,251)				2,452,581

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.6%
U.S. Treasury Notes - 2.6%
U.S. Treasury Notes (Cost - $1,500,000)	0.188%	10/31/17	1,500,000	1,500,621	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,698,136)				30,619,041

SHORT-TERM INVESTMENTS - 49.7%
Bank Notes - 1.0%
Bank of America N.A.	0.400%	1/11/16	350,000	350,154
Bank of America N.A.	0.330%	2/10/16	250,000	249,981

Total Bank Notes (Cost - $600,000)				600,135

Certificates of Deposit - 20.8%
Bank of Montreal	0.437%	8/12/16	500,000	499,978	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.517%	1/20/16	275,000	274,963	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	500,000	500,174
BNP Paribas NY Branch	0.530%	12/4/15	450,000	450,019
Canadian Imperial Bank of Commerce	0.366%	2/8/16	300,000	300,004	(a)
Canadian Imperial Bank of Commerce	0.599%	6/2/17	500,000	500,098	(a)
Citibank N.A.	0.290%	1/5/16	250,000	250,038
Credit Suisse NY	0.610%	11/6/15	750,000	750,013
Credit Suisse NY	0.698%	1/28/16	100,000	100,041	(a)
HSBC Bank USA	0.490%	3/18/16	500,000	499,999	(a)
Landesbank Hessen-Thuringen	0.570%	2/19/16	500,000	500,419
Lloyds Bank PLC	0.470%	11/6/15	250,000	250,003
Mitsubishi UFJ Trust & Banking NY	0.750%	4/8/16	300,000	300,378
Mizuho Bank Ltd.	0.300%	1/28/16	250,000	249,994
Nordea Bank Finland PLC	0.421%	11/9/15	400,000	400,003	(a)
Norinchukin Bank	0.529%	2/19/16	750,000	750,006	(a)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Norinchukin Bank	0.500%	3/22/16	$300,000	$300,088
Oversea-Chinese Banking Corp. Ltd.	0.357%	1/25/16	300,000	300,008	(a)
Royal Bank of Canada NY	0.344%	1/7/16	250,000	250,002	(a)
Royal Bank of Canada NY	0.357%	2/17/16	350,000	350,004	(a)
Skandinaviska Enskilda Banken AB	0.641%	11/16/15	425,000	425,042	(a)
Standard Chartered Bank NY	0.650%	2/26/16	300,000	300,268
State Street Bank & Trust Co.	0.367%	2/11/16	500,000	500,007	(a)
Sumitomo Mitsui Banking Corp.	0.396%	1/12/16	250,000	250,002	(a)
Sumitomo Mitsui Banking Corp.	0.400%	2/16/16	250,000	250,020
Sumitomo Mitsui Banking Corp.	0.614%	4/29/16	700,000	699,855	(a)
Svenska Handelsbanken NY	0.285%	12/29/15	250,000	250,008
Svenska Handelsbanken NY	0.380%	2/12/16	500,000	500,116
Wells Fargo Bank N.A.	0.300%	12/2/15	250,000	250,035
Wells Fargo Bank N.A.	0.343%	1/13/16	500,000	500,003	(a)
Westpac Banking Corp.	0.329%	2/16/16	400,000	399,684	(a)

Total Certificates of Deposit (Cost - $12,099,906)				12,101,272

Commercial Paper - 26.6%
ASB Finance Ltd.	0.200%	11/13/15	300,000	299,982	(d)(e)
ASB Finance Ltd.	0.320%	2/12/16	300,000	299,773	(d)(e)
Australia & New Zealand Banking Group Ltd.	0.089%	5/4/16	482,000	482,012	(d)(e)
Bank Nederlandse Gemeenten NV	0.311%	11/9/15	500,000	499,970	(d)(e)
Bank of Nova Scotia	0.481%	4/7/16	500,000	499,193	(d)(e)
Bank of Nova Scotia	0.501%	5/11/16	250,000	249,422	(d)(e)
BNP Paribas NY Branch	0.250%	11/6/15	550,000	549,985	(e)
Caisse des Depots et Consignations	0.160%	11/23/15	500,000	499,953	(b)(e)
Caisse des Depots et Consignations	0.330%	2/1/16	500,000	499,629	(b)(e)
Coca-Cola Co.	0.421%	1/26/16	750,000	749,639	(d)(e)
Credit Suisse NY	0.451%	1/4/16	250,000	249,879	(e)
DBS Bank Ltd.	0.300%	11/23/15	500,000	499,912	(d)(e)
DBS Bank Ltd.	0.280%	11/24/15	250,000	249,957	(d)(e)
DBS Bank Ltd.	0.340%	2/3/16	500,000	499,677	(d)(e)
Government of Quebec	0.140%	12/2/15	750,000	749,912	(d)(e)
ING U.S. Funding LLC	0.421%	12/28/15	500,000	499,673	(e)
JPMorgan Securities LLC	0.401%	12/4/15	250,000	249,911	(e)
Landesbank Hessen-Thuringen	0.200%	11/3/15	300,000	299,998	(d)(e)
Landesbank Hessen-Thuringen	0.501%	3/18/16	500,000	499,294	(d)(e)
Lloyds Bank PLC	0.411%	12/30/15	500,000	499,807	(e)
Lloyds Bank PLC	0.501%	3/22/16	500,000	499,224	(e)
NBCUniversal Enterprise Inc.	0.420%	11/9/15	250,000	249,980	(b)(e)
Nordea Bank AB	0.300%	2/2/16	500,000	499,673	(d)(e)
NRW Bank	0.135%	11/23/15	1,000,000	999,921	(d)(e)
Reckitt Benckiser Treasury	0.200%	11/12/15	375,000	374,979	(d)(e)
Skandinaviska Enskilda Banken AB	0.250 - 0.375%	11/17/15	540,000	539,929	(d)(e)
Skandinaviska Enskilda Banken AB	0.320%	2/12/16	250,000	249,813	(d)(e)
Swedbank AB	0.160%	11/13/15	500,000	499,976	(e)
Swedbank AB	0.340%	2/17/16	250,000	249,796	(e)
Toyota Motor Credit Corp.	0.373%	3/14/16	250,000	250,005	(a)
UBS Finance Delaware LLC	0.531%	3/2/16	500,000	499,361	(e)
United Overseas Bank Ltd.	0.360%	11/16/15	600,000	599,916	(d)(e)
United Overseas Bank Ltd.	0.330%	2/16/16	500,000	499,594	(d)(e)
United Overseas Bank Ltd.	0.501%	2/22/16	530,000	529,526	(d)(e)

Total Commercial Paper (Cost - $15,466,631)				15,469,271

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 1.3%
Credit Agricole Grand Cayman (Cost - $722,000)	0.080%	11/2/15	$722,000	$722,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $28,888,537)				28,892,678

TOTAL INVESTMENTS - 102.4% (Cost - $59,586,673#)				59,511,719
Liabilities in Excess of Other Assets - (2.4)%				(1,410,372)

TOTAL NET ASSETS - 100.0%				$58,101,347

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$19,962,270	—	$19,962,270
Asset-backed securities	—	6,703,569	—	6,703,569
Collateralized mortgage obligations	—	1,853,087	$599,494	2,452,581
U.S. government & agency obligations	—	1,500,621	—	1,500,621

Total long-term investments	—	$30,019,547	$599,494	$30,619,041

Short-term investments:
Bank notes	—	$600,135	—	$600,135
Certificates of deposit	—	12,101,272	—	12,101,272
Commercial paper	—	15,469,271	—	15,469,271
Time deposits	—	722,000	—	722,000

Total short-term investments	—	$28,892,678	—	$28,892,678

Total investments	—	$58,912,225	$599,494	$59,511,719

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS
Balance as of July 31, 2015	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	$(37)
Purchases	599,531
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of October 31, 2015	$599,494

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[1]	$(37)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,038
Gross unrealized depreciation	(82,992)

Net unrealized depreciation	$(74,954)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 18, 2015